Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments (unaudited)
As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (45.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	174,541,912	12,750,287

International Stock Fund (30.5%)
Vanguard Total International Stock Index Fund Investor Shares	500,205,824	8,468,485

U.S. Bond Fund (16.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	425,623,749	4,635,043

International Bond Fund (7.1%)
Vanguard Total International Bond Index Fund Admiral Shares	86,522,659	1,979,638

Total Investment Companies (Cost $24,165,114)		27,833,453
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $4,611)	46,103	4,611
Total Investments (100.1%) (Cost $24,169,725)		27,838,064
Other Assets and Liabilities-Net (-0.1%)		(21,395)
Net Assets (100%)		27,816,669

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Institutional Target Retirement 2035 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds Realized					June 30,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard
Market
Liquidity Fund	4	NA1	NA1	1	—	141	—	4,611
Vanguard Total
Bond Market II
Index Fund	3,759,511	1,547,203	896,497	—	224,826	88,979	—	4,635,043
Vanguard Total
International
Bond
Index Fund	1,556,304	402,001	68,897	22	90,208	44,143	—	1,979,638
Vanguard Total
International
Stock
Index Fund	7,344,889	1,243,116	—	1,797	(121,317)	187,446	—	8,468,485
Vanguard Total
Stock Market
Index Fund	11,084,774	1,720,973	250,420	(206)	195,166	167,427	—	12,750,287
Total	23,745,482	4,913,293	1,215,814	1,614	388,883	488,136	—	27,838,064

1	Not applicable—purchases and sales are for temporary cash investment purposes.